Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The Company’s income tax expense for the periods presented in the statements of operations represents minimum California franchise taxes. The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes were as follows:

	December 31,	December 31,
	2014	2013
U.S. income taxes at statutory federal rate	35.0%	34%
State and local income taxes, net of federal tax benefit	6.0	6
Earnings of foreign subsidiaries	2.2	-
Goodwill impairment	(21.8)	-
Non-deductible items	(1.0)	(1)
Valuation allowance	(20.4)	(39)
Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	December 31,	December 31,
	2014	2013
Deferred tax assets	$5,994,532	$4,186,483
Valuation allowance	(5,994,532)	(4,186,483)
Total deferred tax assets, net	$-	$-